Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Compensation to Key Management Personnel for Employee Services

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Management fees, directors, and consulting fees	341	240	262
Share-based payments	264	3	14

	605	243	276

Number of persons	11	8	8